Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property and Equipment
Note 6. Property and Equipment

Property and Equipment consisted of the following at September 30, 2020 and December 31, 2019:

	September 30,	December 31,
	2020	2019
Lab Equipment	$861,914	$728,620
Manufacturing Equipment	25,000	25,000
Automobiles	19,527	19,527
Furniture and Fixtures	36,165	31,201

Subtotal	942,606	804,348
Less: Accumulated Depreciation	(643,040)	(606,238)

Total	$299,566	$198,110

Depreciation expense for the nine months ended September 30, 2020 and 2019 was $36,802 and $31,997, respectively.

Property and Equipment with estimated useful lives of three, five and seven years consisted of the following at December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018

Lab Equipment	$728,620	$725,348
Manufacturing Equipment	25,000	-
Automobiles	19,527	-
Furniture and Fixtures	31,201	20,192

Subtotal	804,348	745,540
Less: Accumulated Depreciation	(606,238)	(564,795)

Total	$198,110	$180,745

Depreciation expense for the years ended December 31, 2019 and 2018 was $41,443 and $38,821 respectively.